INTANGIBLE ASSETS AND GOODWILL - Schedule of Goodwill (Details)				3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended			21 Months Ended
	Oct. 01, 2017 USD ($)	Jan. 01, 2017 USD ($)	Oct. 01, 2016 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($) segment unit	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2018 segment	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 01, 2017 USD ($)	Oct. 01, 2016 USD ($)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)	Mar. 31, 2016	Apr. 01, 2015 USD ($)
Change in the carrying amount of goodwill
Balance at the beginning of the period		$ 15,794,000,000					$ 18,553,000,000	$ 18,553,000,000	$ 15,794,000,000	$ 18,553,000,000
Acquisitions										1,000,000
Divestitures										(5,000,000)
Goodwill reclassified to assets held for sale and subsequently disposed									(175,000,000)	(1,378,000,000)
Foreign exchange and other									286,000,000
Impairment			$ 0						(312,000,000)	(1,077,000,000)	$ 0
Realignment of segment goodwill		0								0
Balance at the end of the period		15,794,000,000			$ 15,794,000,000				$ 15,593,000,000	15,794,000,000	18,553,000,000
Number of reportable segments | segment							2
Percentage of fair value in excess of carrying value							15.00%
Number of operating segments | segment									3
Goodwill		15,794,000,000			15,794,000,000		$ 18,553,000,000	18,553,000,000	$ 15,794,000,000	18,553,000,000	18,553,000,000			$ 15,593,000,000
Subsequent event
Change in the carrying amount of goodwill
Number of operating segments | segment												3
Former U.S. Reporting Unit
Change in the carrying amount of goodwill
Impairment										(905,000,000)
Salix
Change in the carrying amount of goodwill
Balance at the beginning of the period			5,128,000,000		5,128,000,000
Impairment	$ 0		0							(172,000,000)
Balance at the end of the period	5,127,000,000		5,128,000,000			$ 5,128,000,000		5,128,000,000
Goodwill	$ 5,127,000,000		5,128,000,000		5,128,000,000	5,128,000,000		5,128,000,000							$ 5,127,000,000	$ 5,128,000,000	$ 5,128,000,000			$ 8,280,000,000
Aggregate purchase price, net														1,389,000,000	13,404,000,000	14,087,000,000	14,066,000,000
Total identifiable net assets															$ 10,660,000,000	$ 10,319,000,000	10,409,000,000			$ 4,852,000,000
Portfolio of neurology medical device products
Change in the carrying amount of goodwill
Divestitures										(36,000,000)
Ruconest Divestiture
Change in the carrying amount of goodwill
Goodwill reclassified to assets held for sale and subsequently disposed										(37,000,000)
Developed Markets
Change in the carrying amount of goodwill
Balance at the beginning of the period		0					$ 16,141,000,000	16,141,000,000	0	16,141,000,000
Acquisitions										1,000,000
Divestitures										0
Goodwill reclassified to assets held for sale and subsequently disposed									0	0
Foreign exchange and other									0	47,000,000
Impairment									0
Realignment of segment goodwill		0								(15,211,000,000)
Balance at the end of the period		0			0				0	0	16,141,000,000
Number of reporting units | unit							4
Goodwill		0			0		$ 16,141,000,000	16,141,000,000	0	16,141,000,000	16,141,000,000			0
Developed Markets | Former U.S. Reporting Unit
Change in the carrying amount of goodwill
Impairment										(905,000,000)
Developed Markets | Salix
Change in the carrying amount of goodwill
Impairment										0
Developed Markets | Portfolio of neurology medical device products
Change in the carrying amount of goodwill
Divestitures										(36,000,000)
Developed Markets | Ruconest Divestiture
Change in the carrying amount of goodwill
Goodwill reclassified to assets held for sale and subsequently disposed										(37,000,000)
Emerging Markets
Change in the carrying amount of goodwill
Balance at the beginning of the period		0					$ 2,412,000,000	2,412,000,000	0	2,412,000,000
Acquisitions										0
Divestitures										0
Goodwill reclassified to assets held for sale and subsequently disposed									0	0
Foreign exchange and other									0	(12,000,000)
Impairment									0
Realignment of segment goodwill		0								(2,400,000,000)
Balance at the end of the period		0			0				0	0	2,412,000,000
Number of reporting units | unit							3
Goodwill		0			0		$ 2,412,000,000	2,412,000,000	0	2,412,000,000	2,412,000,000			0
Emerging Markets | Former U.S. Reporting Unit
Change in the carrying amount of goodwill
Impairment										0
Emerging Markets | Salix
Change in the carrying amount of goodwill
Impairment										0
Emerging Markets | Portfolio of neurology medical device products
Change in the carrying amount of goodwill
Divestitures										0
Emerging Markets | Ruconest Divestiture
Change in the carrying amount of goodwill
Goodwill reclassified to assets held for sale and subsequently disposed										0
Bausch Lomb/ International
Change in the carrying amount of goodwill
Balance at the beginning of the period		5,499,000,000					0	0	5,499,000,000	0
Acquisitions										0
Divestitures										(5,000,000)
Goodwill reclassified to assets held for sale and subsequently disposed									(30,000,000)	(947,000,000)
Foreign exchange and other									283,000,000	(257,000,000)
Impairment									0
Realignment of segment goodwill		264,000,000								6,708,000,000
Balance at the end of the period		5,763,000,000			5,499,000,000				6,016,000,000	5,499,000,000	0
Goodwill		5,499,000,000			5,499,000,000		0	0	5,499,000,000	0	0			6,016,000,000
Bausch Lomb/ International | Former U.S. Reporting Unit
Change in the carrying amount of goodwill
Impairment										0
Bausch Lomb/ International | Salix
Change in the carrying amount of goodwill
Impairment										0
Bausch Lomb/ International | Portfolio of neurology medical device products
Change in the carrying amount of goodwill
Divestitures										0
Bausch Lomb/ International | Ruconest Divestiture
Change in the carrying amount of goodwill
Goodwill reclassified to assets held for sale and subsequently disposed										0
Branded Rx
Change in the carrying amount of goodwill
Balance at the beginning of the period		7,265,000,000					0	0	7,265,000,000	0
Acquisitions										0
Divestitures										0
Goodwill reclassified to assets held for sale and subsequently disposed									(61,000,000)	(431,000,000)
Foreign exchange and other									3,000,000	(5,000,000)
Impairment									(312,000,000)
Realignment of segment goodwill		(264,000,000)								7,873,000,000
Balance at the end of the period		7,001,000,000			7,265,000,000				6,631,000,000	7,265,000,000	0
Percentage of fair value in excess of carrying value																		5.00%
Goodwill		7,265,000,000			7,265,000,000		0	0	7,265,000,000	0	0			6,631,000,000				$ 897,000,000
Branded Rx | Former U.S. Reporting Unit
Change in the carrying amount of goodwill
Impairment										0
Branded Rx | Salix
Change in the carrying amount of goodwill
Impairment										(172,000,000)
Branded Rx | Portfolio of neurology medical device products
Change in the carrying amount of goodwill
Divestitures										0
Branded Rx | Ruconest Divestiture
Change in the carrying amount of goodwill
Goodwill reclassified to assets held for sale and subsequently disposed										0
U.S. Diversified Products
Change in the carrying amount of goodwill
Balance at the beginning of the period		3,030,000,000					$ 0	0	3,030,000,000	0
Acquisitions										0
Divestitures										0
Goodwill reclassified to assets held for sale and subsequently disposed									(84,000,000)	0
Foreign exchange and other									0
Impairment									0
Realignment of segment goodwill		0								3,030,000,000
Balance at the end of the period		3,030,000,000			3,030,000,000				2,946,000,000	3,030,000,000	0
Percentage of fair value in excess of carrying value							(2.00%)
Goodwill		3,030,000,000			3,030,000,000		$ 0	0	3,030,000,000	0	$ 0			$ 2,946,000,000
U.S. Diversified Products | Former U.S. Reporting Unit
Change in the carrying amount of goodwill
Impairment										0
U.S. Diversified Products | Salix
Change in the carrying amount of goodwill
Impairment										0
U.S. Diversified Products | Portfolio of neurology medical device products
Change in the carrying amount of goodwill
Divestitures										0
U.S. Diversified Products | Ruconest Divestiture
Change in the carrying amount of goodwill
Goodwill reclassified to assets held for sale and subsequently disposed										0
Bausch Lomb/International, Branded Rx, and U.S. Diversified Products
Change in the carrying amount of goodwill
Balance at the beginning of the period			172,000,000		172,000,000
Foreign exchange and other										(262,000,000)
Impairment								(211,000,000)
Balance at the end of the period						172,000,000		172,000,000
Percentage of fair value in excess of carrying value															15.00%	15.00%		15.00%	(15.00%)
Goodwill			172,000,000		172,000,000	172,000,000		172,000,000									172,000,000
Adjustment to goodwill					(39,000,000)
Branded Rx And U.S. Diversified Products Segments
Change in the carrying amount of goodwill
Impairment						(1,077,000,000)
Developed Markets, Emerging Markets, U.S. Reporting Segments
Change in the carrying amount of goodwill
Balance at the beginning of the period			905,000,000		905,000,000
Foreign exchange and other										35,000,000
Impairment								(838,000,000)
Balance at the end of the period						905,000,000		905,000,000
Goodwill			$ 905,000,000		905,000,000	$ 905,000,000		$ 905,000,000									$ 905,000,000
Adjustment to goodwill					67,000,000
Baush and Lomb/International Segment | Subsequent event
Change in the carrying amount of goodwill
Goodwill													$ 5,837,000,000
Baush and Lomb/International Segment | Scenario, Adjustment
Change in the carrying amount of goodwill
Balance at the beginning of the period		264,000,000							264,000,000
Balance at the end of the period					264,000,000					264,000,000
Goodwill		$ 264,000,000			$ 264,000,000				$ 264,000,000	$ 264,000,000
Branded Rx Segment
Change in the carrying amount of goodwill
Impairment				$ (312,000,000)
Salix Segment | Subsequent event
Change in the carrying amount of goodwill
Goodwill													3,156,000,000
Ortho Dermatologics Segment | Subsequent event
Change in the carrying amount of goodwill
Goodwill													1,267,000,000
Diversified Products Segment | Subsequent event
Change in the carrying amount of goodwill
Goodwill													$ 3,023,000,000